Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Short-Term Bond Fund

November 30, 2019

ZSB-QTLY-0120
1.9881601.102

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 33.3%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.8%
AT&T, Inc. 3.6% 2/17/23	$18,000	$18,806
Verizon Communications, Inc.:
2.946% 3/15/22	8,000	8,187
3.125% 3/16/22	20,000	20,534
		47,527
Media - 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	25,000	25,180
4.464% 7/23/22	25,000	26,229
Comcast Corp. 3.45% 10/1/21	10,000	10,279
		61,688

TOTAL COMMUNICATION SERVICES		109,215

CONSUMER DISCRETIONARY - 1.7%
Automobiles - 1.4%
BMW U.S. Capital LLC 3.45% 4/12/23 (a)	25,000	25,929
General Motors Financial Co., Inc.:
2.65% 4/13/20	7,000	7,012
3.15% 1/15/20	50,000	50,018
		82,959
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 2.9% 2/21/21	9,000	9,065
Household Durables - 0.1%
D.R. Horton, Inc. 2.55% 12/1/20	7,000	7,021
Leisure Products - 0.1%
Hasbro, Inc. 2.6% 11/19/22	6,000	6,020

TOTAL CONSUMER DISCRETIONARY		105,065

CONSUMER STAPLES - 1.4%
Beverages - 0.4%
Constellation Brands, Inc. 3 month U.S. LIBOR + 0.700% 2.6099% 11/15/21 (b)(c)	15,000	15,000
Molson Coors Brewing Co. 3.5% 5/1/22	9,000	9,236
		24,236
Food & Staples Retailing - 0.2%
Alimentation Couche-Tard, Inc. 2.35% 12/13/19 (a)	10,000	10,001
Food Products - 0.3%
Conagra Brands, Inc. 3.8% 10/22/21	10,000	10,296
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 2.5409% 4/16/21 (b)(c)	10,000	10,032
		20,328
Tobacco - 0.5%
Altria Group, Inc.:
2.85% 8/9/22	10,000	10,144
3.49% 2/14/22	5,000	5,135
Philip Morris International, Inc.:
2.625% 2/18/22	4,000	4,057
2.875% 5/1/24	10,000	10,283
		29,619

TOTAL CONSUMER STAPLES		84,184

ENERGY - 3.0%
Oil, Gas & Consumable Fuels - 3.0%
Cenovus Energy, Inc. 3% 8/15/22	10,000	10,112
Energy Transfer Partners LP:
3.6% 2/1/23	7,000	7,157
4.2% 9/15/23	4,000	4,183
EOG Resources, Inc. 2.45% 4/1/20	10,000	10,011
EQT Corp. 2.5% 10/1/20	5,000	4,992
Kinder Morgan Energy Partners LP 3.5% 9/1/23	7,000	7,246
MPLX LP:
3 month U.S. LIBOR + 1.100% 3.2021% 9/9/22 (b)(c)	2,000	2,007
4.5% 7/15/23	2,000	2,120
Occidental Petroleum Corp.:
3 month U.S. LIBOR + 0.950% 2.8543% 2/8/21 (b)(c)	5,000	5,033
3 month U.S. LIBOR + 1.250% 3.1546% 8/13/21 (b)(c)	6,000	6,035
3 month U.S. LIBOR + 1.450% 3.3599% 8/15/22 (b)(c)	10,000	10,060
2.6% 8/13/21	2,000	2,010
2.7% 8/15/22	2,000	2,017
2.9% 8/15/24	5,000	5,024
3.125% 2/15/22	3,000	3,045
4.85% 3/15/21	10,000	10,309
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	9,000	9,207
Schlumberger Investment SA 3.3% 9/14/21 (a)	25,000	25,466
Sunoco Logistics Partner Operations LP 5.5% 2/15/20	7,000	7,043
Western Gas Partners LP 5.375% 6/1/21	19,000	19,562
Williams Partners LP 3.6% 3/15/22	28,000	28,740
		181,379
FINANCIALS - 14.4%
Banks - 7.6%
Bank of America Corp. 3.004% 12/20/23 (b)	100,000	102,131
Citigroup, Inc. 2.4% 2/18/20	75,000	75,073
JPMorgan Chase & Co.:
3.207% 4/1/23 (b)	100,000	102,253
3.514% 6/18/22 (b)	12,000	12,258
Mitsubishi UFJ Financial Group, Inc. 3.535% 7/26/21	50,000	51,162
Regions Financial Corp. 2.75% 8/14/22	10,000	10,155
Royal Bank of Canada:
2.15% 10/26/20	10,000	10,024
2.55% 7/16/24	15,000	15,206
Santander Holdings U.S.A., Inc.:
3.5% 6/7/24	10,000	10,268
4.45% 12/3/21	10,000	10,380
SunTrust Banks, Inc. 2.25% 1/31/20	9,000	9,002
Westpac Banking Corp. 2.15% 3/6/20	50,000	50,020
		457,932
Capital Markets - 3.9%
Citigroup Funding, Inc. 2.312% 11/4/22 (b)	25,000	25,050
Deutsche Bank AG New York Branch 2.7% 7/13/20	20,000	20,000
Goldman Sachs Group, Inc. 2.876% 10/31/22 (b)	75,000	75,860
Moody's Corp. 3.25% 6/7/21	6,000	6,107
Morgan Stanley 2.65% 1/27/20	100,000	100,101
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 2.3391% 11/1/21 (b)(c)	10,000	10,024
		237,142
Consumer Finance - 2.1%
American Express Co. 2.75% 5/20/22	10,000	10,162
Aviation Capital Group LLC 3 month U.S. LIBOR + 0.950% 3.0818% 6/1/21 (a)(b)(c)	10,000	10,030
Capital One Financial Corp. 2.5% 5/12/20	20,000	20,036
John Deere Capital Corp. 3.125% 9/10/21	50,000	51,056
Synchrony Financial:
2.85% 7/25/22	2,000	2,019
4.25% 8/15/24	21,000	22,146
4.375% 3/19/24	14,000	14,834
		130,283
Diversified Financial Services - 0.5%
AIG Global Funding:
2.3% 7/1/22 (a)	5,000	5,021
3.35% 6/25/21 (a)	10,000	10,195
Avolon Holdings Funding Ltd. 3.625% 5/1/22 (a)	2,000	2,044
AXA Equitable Holdings, Inc. 3.9% 4/20/23	2,000	2,095
Brixmor Operating Partnership LP 3.875% 8/15/22	13,000	13,539
		32,894
Insurance - 0.3%
Aon Corp. 2.2% 11/15/22	3,000	3,002
Marsh & McLennan Companies, Inc.:
2.75% 1/30/22	7,000	7,108
3.5% 12/29/20	7,000	7,117
		17,227

TOTAL FINANCIALS		875,478

HEALTH CARE - 4.5%
Biotechnology - 0.5%
AbbVie, Inc.:
2.3% 11/21/22 (a)	20,000	20,034
2.5% 5/14/20	10,000	10,017
		30,051
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories 2.9% 11/30/21	10,000	10,181
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.870% 2.9794% 12/29/20 (b)(c)	9,000	9,006
2.404% 6/5/20	20,000	20,036
Boston Scientific Corp. 3.45% 3/1/24	5,000	5,232
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 2.9141% 3/19/21 (b)(c)	8,000	8,002
		52,457
Health Care Providers & Services - 1.9%
Anthem, Inc. 3.125% 5/15/22	10,000	10,233
Cigna Corp.:
3 month U.S. LIBOR + 0.650% 2.7894% 9/17/21 (b)(c)	10,000	10,002
3.4% 9/17/21	10,000	10,220
4.75% 11/15/21 (a)	4,000	4,184
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 2.8221% 3/9/21 (b)(c)	10,000	10,047
2.8% 7/20/20	25,000	25,115
3.35% 3/9/21	31,000	31,497
Express Scripts Holding Co. 2.6% 11/30/20	2,000	2,011
Humana, Inc. 2.5% 12/15/20	10,000	10,040
		113,349
Pharmaceuticals - 1.2%
Actavis Funding SCS 3% 3/12/20	25,000	25,042
Bristol-Myers Squibb Co.:
2.55% 5/14/21 (a)	20,000	20,195
2.6% 5/16/22 (a)	10,000	10,171
GlaxoSmithKline Capital PLC 3.125% 5/14/21	20,000	20,343
		75,751

TOTAL HEALTH CARE		271,608

INDUSTRIALS - 2.2%
Aerospace & Defense - 0.2%
Northrop Grumman Corp. 2.08% 10/15/20	10,000	10,012
United Technologies Corp. 3.35% 8/16/21	3,000	3,068
		13,080
Airlines - 0.5%
Delta Air Lines, Inc.:
2.875% 3/13/20	10,000	10,020
2.9% 10/28/24	15,000	14,829
3.4% 4/19/21	9,000	9,114
		33,963
Commercial Services & Supplies - 0.2%
Waste Management, Inc. 2.95% 6/15/24	12,000	12,390
Machinery - 0.5%
Caterpillar Financial Services Corp. 2.65% 5/17/21	16,000	16,164
Westinghouse Air Brake Co. 3 month U.S. LIBOR + 1.050% 3.4185% 9/15/21 (b)(c)	13,000	13,002
		29,166
Trading Companies & Distributors - 0.8%
Air Lease Corp.:
2.125% 1/15/20	5,000	5,000
2.5% 3/1/21	6,000	6,023
3.5% 1/15/22	10,000	10,254
International Lease Finance Corp. 5.875% 8/15/22	25,000	27,280
		48,557

TOTAL INDUSTRIALS		137,156

INFORMATION TECHNOLOGY - 0.7%
Electronic Equipment & Components - 0.5%
Amphenol Corp. 2.2% 4/1/20	16,000	16,008
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 5.45% 6/15/23 (a)	3,000	3,251
Tyco Electronics Group SA 3 month U.S. LIBOR + 0.450% 2.5766% 6/5/20 (b)(c)	10,000	10,012
		29,271
IT Services - 0.1%
The Western Union Co. 2.85% 1/10/25	3,000	2,994
Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices, Inc. 2.85% 3/12/20	8,000	8,018

TOTAL INFORMATION TECHNOLOGY		40,283

MATERIALS - 0.2%
Chemicals - 0.2%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.3% 5/1/23 (a)	6,000	6,199
The Mosaic Co. 3.25% 11/15/22	5,000	5,110
		11,309
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Welltower, Inc. 3.625% 3/15/24	6,000	6,308
UTILITIES - 3.3%
Electric Utilities - 1.8%
American Electric Power Co., Inc. 2.15% 11/13/20	6,000	6,009
Edison International 2.125% 4/15/20	30,000	29,977
Eversource Energy 2.5% 3/15/21	9,000	9,045
Exelon Corp. 3.497% 6/1/22 (b)	20,000	20,508
Florida Power & Light Co. 3 month U.S. LIBOR + 0.400% 2.3083% 5/6/22 (b)(c)	13,000	13,000
ITC Holdings Corp. 2.7% 11/15/22	6,000	6,074
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 2.7496% 3/27/20 (b)(c)	3,000	3,001
NextEra Energy Capital Holdings, Inc. 2.9% 4/1/22	20,000	20,366
		107,980
Gas Utilities - 0.0%
Dominion Gas Holdings LLC 2.5% 11/15/24	3,000	3,007
Multi-Utilities - 1.5%
Berkshire Hathaway Energy Co. 2.375% 1/15/21	10,000	10,047
Dominion Energy, Inc. 2.715% 8/15/21	9,000	9,058
DTE Energy Co. 2.25% 11/1/22	20,000	19,963
NiSource, Inc.:
2.65% 11/17/22	10,000	10,112
3.65% 6/15/23	4,000	4,179
Sempra Energy 2.4% 2/1/20	25,000	24,992
WEC Energy Group, Inc. 3.375% 6/15/21	10,000	10,197
		88,548

TOTAL UTILITIES		199,535

TOTAL NONCONVERTIBLE BONDS
(Cost $1,993,412)		2,021,520

U.S. Treasury Obligations - 50.9%
U.S. Treasury Notes:
1.5% 1/31/22	$537,000	$535,637
1.625% 7/31/20	140,000	139,967
1.75% 11/30/21	327,000	327,741
1.875% 9/30/22	100,000	100,754
2.125% 12/31/22	120,000	121,880
2.125% 3/31/24	400,000	408,219
2.375% 8/15/24	150,000	154,992
2.5% 12/31/20	444,000	447,746
2.625% 6/30/23	250,000	258,750
2.875% 11/15/21	576,000	589,567
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,060,494)		3,085,253

U.S. Government Agency - Mortgage Securities - 0.2%
Ginnie Mae - 0.2%
4.5% 6/20/48
(Cost $13,176)	12,574	13,228

Asset-Backed Securities - 9.3%
Ally Auto Receivables Trust Series 2019-2 Class A2, 2.34% 6/15/22	$10,000	$10,018
Ally Master Owner Trust:
Series 2018-1 Class A1, 2.7% 1/17/23	10,000	10,075
Series 2018-2 Class A, 3.29% 5/15/23	10,000	10,179
American Credit Acceptance Receivables Trust Series 2019-3 Class A, 2.44% 12/12/22 (a)	7,539	7,550
AmeriCredit Automobile Receivables Trust Series 2019-3 Class A2A, 2.17% 1/18/23	10,000	10,010
Bank of America Credit Card Master Trust:
Series 2017-A2 Class A2, 1.84% 1/17/23	10,000	9,994
Series 2018-A1 Class A1, 2.7% 7/17/23	10,000	10,100
Series 2018-A2 Class A2, 3% 9/15/23	10,000	10,157
BMW Vehicle Lease Trust Series 2019-1 Class A3, 2.84% 11/22/21	8,000	8,070
Canadian Pacer Auto Receivables Trust:
Series 2018-1A Class A3, 3% 11/19/21 (a)	8,805	8,835
Series 2018-2A Class A3, 3.27% 12/19/22 (a)	9,000	9,134
Series 2019-1A Class A2, 2.78% 3/21/22 (a)	8,620	8,649
Capital One Multi-Asset Execution Trust:
Series 2015-A8 Class A8, 2.05% 8/15/23	7,000	7,012
Series 2017-A4 Class A4, 1.99% 7/17/23	16,000	16,019
Series 2018-A1 Class A1, 3.01% 2/15/24	8,000	8,124
Series 2019-A1 Class A1, 2.84% 12/15/24	16,000	16,349
Capital One Prime Auto Receivables Trust Series 2019-1 Class A2, 2.58% 4/15/22	25,000	25,087
CarMax Auto Owner Trust:
Series 2017-3 Class A3, 1.97% 4/15/22	3,443	3,444
Series 2017-4 Class A3, 2.11% 10/17/22	4,471	4,475
Series 2018-2 Class A3, 2.98% 1/17/23	6,000	6,063
Series 2018-4 Class A3, 3.36% 9/15/23	7,000	7,145
Series 2019-1 Class A3, 3.05% 3/15/24	10,000	10,177
CNH Equipment Trust:
Series 2018-A Class A3, 3.12% 7/17/23	10,000	10,129
Series 2019-B Class A2, 2.55% 9/15/22	25,000	25,094
Discover Card Master Trust Series 2019-A2 Class A, 1 month U.S. LIBOR + 0.270% 2.0354% 12/15/23 (b)(c)	25,000	25,020
Fifth Third Auto Trust Series 2017-1 Class A3, 1.8% 2/15/22	2,858	2,855
Ford Credit Auto Lease Trust Series 2019-B Class A2A, 2.28% 2/15/22	10,000	10,018
Ford Credit Floorplan Master Owner Trust Series 2017-2 Class A1, 2.16% 9/15/22	10,000	10,011
GM Financial Automobile Leasing Trust:
Series 2018-2 Class A3, 3.06% 6/21/21	5,840	5,862
Series 2019-1 Class A3, 2.98% 12/20/21	7,000	7,064
GM Financial Consumer Automobile Receivables Trust Series 2017-2A Class A3, 1.86% 12/16/21 (a)	4,838	4,835
GM Financial Securitized Term Auto Receivables Trust Series 2019-1 Class A3, 2.97% 11/16/23	11,000	11,159
GM Financial Securitized Term Automobile Recievables Trust 2.32% 7/18/22	4,847	4,859
Honda Auto Receivables Owner Trust:
Series 2017-1 Class A3, 1.72% 7/21/21	2,714	2,712
Series 2019-2 Class A2, 2.57% 12/21/21	25,000	25,094
Hyundai Auto Receivables Trust:
Series 2018-A Class A3, 2.79% 7/15/22	7,000	7,055
Series 2019-B Class A3, 1.94% 2/15/24	9,000	9,014
John Deere Owner Trust Series 2019-B Class A2, 2.28% 5/16/22	12,000	12,027
Mercedes-Benz Auto Lease Trust:
Series 2018-A Class A3, 2.41% 2/16/21	5,686	5,690
Series 2019-A Class A3, 3.1% 11/15/21	7,000	7,068
Series 2019-B Class A3, 2% 10/17/22	7,000	7,021
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 2.338% 9/25/23 (a)(b)(c)	11,000	11,013
Nissan Auto Receivables Owner Trust Series 2016-B Class A3, 1.32% 1/15/21	2,543	2,543
Santander Retail Auto Lease Trust:
Series 2018-A Class A3, 2.93% 5/20/21 (a)	8,841	8,873
Series 2019-A Class A2, 2.72% 1/20/22 (a)	23,786	23,922
Series 2019-C Class A2A, 1.89% 9/20/22 (a)	20,000	19,968
Securitized Term Auto Receivables Trust Series 2017-2A Class A3, 2.04% 4/26/21 (a)	2,422	2,422
Tesla Auto Lease Trust Series 2019-A Class A2, 2.13% 4/20/22 (a)	20,000	19,998
Toyota Auto Receivables Owner Trust Series 2018-B Class A3, 2.96% 9/15/22	7,000	7,073
USAA Auto Owner Trust Series 2017-1 Class A3, 1.7% 5/17/21	660	659
Volvo Financial Equipment LLC:
Series 2019-1A Class A3, 3% 3/15/23 (a)	10,000	10,158
Series 2019-2A Class A3, 2.04% 11/15/23 (a)	10,000	9,999
World Omni Auto Receivables Trust Series 2016-B Class A3, 1.3% 2/15/22	14,007	13,976
World Omni Automobile Lease Securitization Trust Series 2019-A Class A3, 2.94% 5/16/22	6,000	6,080
World Omni Select Auto Trust Series 2019-A Class A2A, 2.06% 8/15/23	20,000	20,000
TOTAL ASSET-BACKED SECURITIES
(Cost $562,748)		565,937

Commercial Mortgage Securities - 2.7%
Benchmark Mortgage Trust Series 2018-B7 Class A1, 3.436% 5/15/53	8,606	8,843
Citigroup Commercial Mortgage Trust:
sequential payer Series 2016-GC36 Class AAB, 3.368% 2/10/49	10,000	10,401
Series 2017-P7 Class A1, 2.008% 4/14/50	28,251	28,223
COMM Mortgage Trust:
sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	9,567	9,731
Series 2014-CR18 Class ASB, 3.452% 7/15/47	10,616	10,867
Series 2013-LC6 Class ASB, 2.478% 1/10/46	6,247	6,277
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 2.5154% 7/15/32 (a)(b)(c)	10,000	9,978
GS Mortgage Securities Trust:
sequential payer Series 2012-GC6 Class A3, 3.482% 1/10/45	9,962	10,161
Series 2017-GS8 Class A1, 2.222% 11/10/50	7,929	7,942
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2014-C20 Class A3A1, 3.4718% 7/15/47	8,033	8,160
Morgan Stanley Capital I Trust sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	10,000	10,308
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class ASB, 2.7877% 4/10/46	33,577	33,890
WF-RBS Commercial Mortgage Trust sequential payer Series 2014-C20 Class ASB, 3.638% 5/15/47	9,024	9,307
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $164,551)		164,088

Municipal Securities - 0.3%
New York Urban Dev. Corp. Rev. Series 2017 D, 2.55% 3/15/22
(Cost $15,000)	15,000	15,211

Bank Notes - 0.3%
SunTrust Banks, Inc.:
2.8% 5/17/22	$10,000	$10,160
3.502% 8/2/22 (b)	9,000	9,190
TOTAL BANK NOTES
(Cost $18,996)		19,350
	Shares	Value

Money Market Funds - 2.4%
Fidelity Cash Central Fund 1.61% (d)
(Cost $143,031)	143,002	143,031
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $5,971,408)		6,027,618
NET OTHER ASSETS (LIABILITIES) - 0.6%		34,844
NET ASSETS - 100%		$6,062,462

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $318,362 or 5.3% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$612
Total	$612

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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